Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt

8. Long-term Debt

12% Second Amended Senior Secured Notes

Below is a summary of the various amended and restated notes, as well as various amendments thereto, to the 12% senior secured note that was originally issued on June 10, 2019, for gross proceeds of $20,000,000. The transactions leading up to the 12% second amended and restated note that is outstanding as of June 30, 2021 consisted of:

●	Amended and restated note issued on June 14, 2019, where the Company received gross proceeds of $48,000,000, together with the $20,000,000 gross proceeds received on June 10, 2019 for total gross proceeds of $68,000,000, due June 14, 2022;

●	First amendment to the amended and restated note issued on August 27, 2019, where the Company received gross proceeds of $3,000,000;

●	Second amendment to the amended and restated note issued on February 27, 2020, where the Company issued a $3,000,000 letter of credit to the Company’s landlord for leased premises; and

●	Second amended and restated note issued on March 24, 2020, where the Company was permitted to enter into a 15.0% delayed draw term note, in the aggregate principal amount of $12,000,000.

●	First amendment to second amended and restated note issued on March 24, 2020 was entered into on October 23, 2020 (“Amendment 1”), where the maturity date was changed to December 31, 2022, subject to certain acceleration conditions and interest payable on the notes on September 30, 2020, December 31, 2020, March 31, 2021, June 30, 2021, September 30, 2021, and December 31, 2021 will be payable in-kind in arrears on the last day of such fiscal quarter. Alternatively, at the option of the holder, such interest amounts originally could have been paid in shares of Series K convertible preferred stock (the “Series K Preferred Stock”); however, after December 18, 2020, the date the Series K Preferred Stock converted into shares of the Company’s common stock, such interest amounts can be converted into shares of the Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K Preferred Stock, subject to certain adjustments.

●	Second amendment to the second amended and restated note issued March 24, 2020 was entered into on May 19, 2021 (“Amendment 2”), with BRF Finance Co., LLC, an affiliated entity of B. Riley Financial, Inc. (“B. Riley”), in its capacity as agent for the purchasers and as purchaser, pursuant to which: (i) the interest rate on the 12% Second Amended Senior Secured Notes decreased from a rate of 12% per annum to a rate of 10% per annum; and (ii) the Company agreed that within one (1) business day after receipt of cash proceeds from any issuance of equity interests, it will prepay the certain obligations in an amount equal to such cash proceeds, net of underwriting discounts and commissions; provided, that, this mandatory prepayment obligation does not apply to any proceeds that the Company received from shares of the Company’s common stock issued pursuant to the securities purchase agreement (as further described below under the heading Common Stock Private Placement in Note 10) during the 90-day period commencing on May 20, 2021.

Collectively the amended and restated notes and amendments thereto and the second amended and restated notes and Amendment 1 and Amendment 2 thereto are referred to as the “12% Second Amended Senior Secured Notes,” with all borrowings collateralized by substantially all assets of the Company.

Delayed Draw Term Note

On March 24, 2020, the Company entered into a 15% delayed draw term note (the “Delayed Draw Term Note”) pursuant to the second amended and restated note purchase agreement, in the aggregate principal amount of $12,000,000.

On March 24, 2020, the Company drew down $6,913,865 under the Delayed Draw Term Note, and after payment of commitment and funding fees paid of $793,109, and other of its legal fees and expenses that were incurred, the Company received net proceeds of $6,000,000. The net proceeds were used for working capital and general corporate purposes. Additional borrowings under the Delayed Draw Term Note requested by the Company may be made at the option of the purchasers, subject to certain conditions. Up to $8,000,000 in principal amount under the note was originally due on March 31, 2021. Interest on amounts outstanding under the note was payable in-kind in arrears on the last day of each fiscal quarter.

On October 23, 2020, pursuant to the terms of Amendment 1, the maturity date of the Delayed Draw Term Note was changed from March 31, 2021 to March 31, 2022. Amendment 1 also provided that the holder, could originally elect, in lieu of receipt of cash for payment of all or any portion of the interest due or cash payments up to a certain conversion portion of the Delayed Draw Term Note, to receive shares of Series K Preferred Stock; however, after December 18, 2020, the date the Series K Preferred Stock converted into shares of the Company’s common stock, the holder may elect, in lieu of receipt of cash for such amounts, shares of the Company’s common stock at the price the Company last sold shares of the Company’s common stock.

On May 19, 2021, pursuant to Amendment 2, the interest rate on the Delayed Draw Term Note decreased from a rate of 15% per annum to a rate of 10% per annum.

Paycheck Protection Program Loan

On April 6, 2020, the Company entered into a note agreement with JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) under the recently enacted Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the U.S. Small Business Administration (“SBA”) (the “Paycheck Protection Program Loan”). The Company received total proceeds of $5,702,725 under the Paycheck Protection Program Loan. In accordance with the requirements of the CARES Act, the Company used proceeds from the Paycheck Protection Program Loan primarily for payroll costs. The Paycheck Protection Program Loan was scheduled to mature on April 6, 2022, with a 0.98% interest rate and is subject to the terms and conditions applicable to loans administered by the SBA under the CARES Act.

On June 22, 2021, the SBA authorized full forgiveness of $5,702,725 under the Paycheck Protection Program Loan; thus the Company will not need to make any payments on the Paycheck Protection Program Loan that JPMorgan Chase facilitates as an SBA lender. JPMorgan Chase will apply the forgiveness amount the SBA authorized, plus all accrued interest, to the Company’s Paycheck Protection Program Loan. The requirements under this program are established by the SBA. All requests for Paycheck Protection Program Loan forgiveness are subject to SBA eligibility. The Company recorded a gain upon debt extinguishment of $5,716,697 (including accrued interest) pursuant to the forgiveness on the condensed consolidated statements of operations within other income (expense).

Further details as of the date these condensed consolidated financial statements were issued or were available to be issued are provided under the heading Long-term Debt in Note 14.

The following table summarizes the long-term debt:

	As of June 30, 2021			As of December 31, 2020
	Principal Balance (including accrued interest)	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance (including accrued interest)	Unamortized Discount and Debt Issuance Costs	Carrying Value
12% Second Amended Senior Secured Note, as amended, due on December 31, 2022	$59,743,851	$(2,773,709)	$56,970,142	$56,296,091	$(3,739,690)	$52,556,401
Delayed Draw Term Note, as amended, due on March 31, 2022	4,464,857	(324,271)	4,140,586	4,294,318	(359,172)	3,935,146
Paycheck Protection Program Loan, scheduled to mature April 6, 2022, however, fully forgiven on June 22, 2021	-	-	-	5,702,725	-	5,702,725
Total	$64,208,708	$(3,097,980)	$61,110,728	$66,293,134	$(4,098,862)	$62,194,272

19.	Long-term Debt

12% Senior Secured Note

On June 10, 2019, the Company entered into a note purchase agreement with one accredited investor, BRF Finance, an affiliated entity of B. Riley, pursuant to which the Company issued to the investor a 12% senior secured note, due July 31, 2019 (the “12% Senior Secured Note”), in the aggregate principal amount of $20,000,000, which after taking into account a B. Riley FBR placement fee of $1,000,000 and legal fees and expenses of the investor of $135,000, resulted in the Company receiving net proceeds of $18,865,000, of which $16,500,000 was deposited into escrow to fund TheStreet Merger consideration and the balance of $2,365,000 was to be used by the Company for working capital and general corporate purposes.

The balance outstanding under the note purchase agreement was no longer outstanding as of June 14, 2019 (refer to 12% Amended Senior Secured Notes below).

12% Amended Senior Secured Notes

On June 14, 2019, the Company entered into an amended and restated note purchase agreement with one accredited investor, BRF Finance, an affiliated entity of B. Riley, which amended and restated the note purchase agreement and the 12% Senior Secured Note issued by the Company thereunder. All borrowings under the amended and restated note purchase agreement are collateralized by substantially all assets of the Company. Pursuant to the amended and restated note purchase agreement, the Company issued an amended and restated 12% senior secured note, due June 14, 2022, in the aggregate principal amount of $68,000,000, which amended, restated, and superseded that $20,000,000 12% Senior Secured Note issued by the Company to the investor (the “12% Amended Senior Secured Note(s)”). The Company received additional gross proceeds of $48,000,000, which after taking into account a B. Riley FBR placement of $2,400,000, the Company received net proceeds of $45,600,000, of which $45,000,000 was paid to ABG against future Royalties in connection with the Sports Illustrated Licensing Agreement with ABG, and the balance of $600,000 was used by the Company for working capital and general corporate purposes. In addition, the Company paid B. Riley FBR, in cash, a success fee of $3,400,000 and legal fees of the investor of $50,000.

On August 27, 2019, the Company entered into a first amendment to amended note purchase agreement with one accredited investor, BRF Finance, an affiliated entity of B. Riley, which amended the 12% Amended Senior Secured Note. Pursuant to this first amendment, the Company received gross proceeds of $3,000,000, which after taking into account a B. Riley FBR placement fee of $150,000, the Company received net proceeds of approximately $2,850,000, which was used by the Company for working capital and general corporate purposes. In addition, the Company paid B. Riley FBR in cash legal fees of the investor of $17,382.

On February 27, 2020, the Company entered into a second amendment to the amended and restated note purchase agreement, which further amended the amended and restated note purchase agreements dated as of June 14, 2019. Pursuant to the second amendment to the amended and restated note purchase agreement, the Company replaced its previous $3,500,000 working capital facility with Sallyport with a new $15,000,000 working capital facility with FastPay; and (ii) BRF Finance issued a letter of credit in the amount of approximately $3,000,000 to the Company’s landlord for the property lease located at 225 Liberty Street, 27th Floor, New York, New York 10281.

The balance outstanding under the note purchase agreement was no longer outstanding as of March 24, 2020 (refer to 12% Second Amended Senior Secured Notes below).

12% Second Amended Senior Secured Notes

On March 24, 2020, the Company entered into a second amended and restated note purchase agreement, which further amended and restated the 12% Amended Senior Secured Notes (collectively, with all previous amendments and restatements, the “12% Second Amended Senior Secured Notes”). Pursuant to the 12% Second Amended Senior Secured Notes, interest on amounts outstanding under the existing 12% Amended Senior Secured Notes with respect to (i) interest that was payable on March 31, 2020 and June 30, 2020, and (ii) at the Company’s option, with the consent of requisite purchasers, interest that was payable on September 30, 2020 and December 31, 2020, in lieu of the payment in cash of all or any portion of the interest due on such dates, was payable in-kind in arrears on the last day of such applicable fiscal quarter.

On October 23, 2020, the Company entered into an amendment to the 12% Second Amended Senior Secured Notes (“Amendment 1”), pursuant to which the maturity date of the 12% Second Amended Senior Secured Notes was changed to December 31, 2022, subject to certain acceleration conditions. Pursuant to Amendment 1, interest payable on the 12% Second Amended Senior Secured Notes on September 30, 2020, December 31, 2020, March 31, 2021, June 30, 2021, September 30, 2021, and December 31, 2021 will be payable in-kind in arrears on the last day of such fiscal quarter. Alternatively, at the option of the holder, such interest amounts originally could have been paid in shares of Series K Preferred Stock; however, after December 18, 2020, the date the Series K Preferred Stock converted into shares of the Company’s common stock, all such interest amounts can be paid in shares of the Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K Preferred Stock, subject to certain adjustments.

Further details subsequent to the date of these consolidated financial statements are provided under the heading Long-Term Debt in Note 27.

Delayed Draw Term Note

On March 24, 2020, the Company entered into a 15% delayed draw term note (the “Term Note”) pursuant to the 12% Second Amended Senior Secured Notes, in the aggregate principal amount of $12,000,000.

On March 24, 2020, the Company drew down $6,913,865 under the Term Note, and after payment of commitment and funding fees paid to BRF Finance in the amount of $793,109, and other of its legal fees and expenses that were incurred, the Company received net proceeds of $6,000,000. The net proceeds were used for working capital and general corporate purposes. Additional borrowings under the Term Note requested by the Company may be made at the option of the purchasers, subject to certain conditions. Up to $8,000,000 in principal amount under the Term Note was originally due on March 31, 2021. Interest on amounts outstanding under the Term Note was payable in-kind in arrears on the last day of each fiscal quarter.

Pursuant to the terms of Amendment 1, the maturity date was changed from March 31, 2021 to March 31, 2022. Amendment 1 also provided that BRF Finance, as holder, could originally elect, in lieu of receipt of cash for payment of all or any portion of the interest due or cash payments up to a certain conversion portion (as further described in Amendment 1) of the Term Note, to receive shares of Series K Preferred Stock; however, after December 18, 2020, the date the Series K Preferred Stock converted into shares of the Company’s common stock, the holder may elect, in lieu of receipt of cash for such interest amounts, shares of the Company’s common stock Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K Preferred Stock, subject to certain adjustments.

On October 23, 2020, $3,367,000, including principal and accrued interest of the Term Note, converted into shares of the Company’s Series K Preferred Stock (see Note 20).

Further details subsequent to the date of these consolidated financial statements are provided under the heading Long-Term Debt in Note 27.

Paycheck Protection Program Loan

On April 6, 2020, the Company entered into a note agreement with JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) under the recently enacted Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the U.S. Small Business Administration (“SBA”) (the “PPP Loan”). The Company received total proceeds of $5,702,725 under the PPP Loan. In accordance with the requirements of the CARES Act, the Company used proceeds from the PPP Loan primarily for payroll costs. The PPP Loan was scheduled to mature on April 6, 2022, with a 0.98% interest rate and is subject to the terms and conditions applicable to loans administered by the SBA under the CARES Act. The PPP Loan was fully forgiven on June 22, 2021 (further details are provided under the heading Long-Term Debt in Note 27).

The following table represents the components of long-term debt recognized during the years ended December 31, 2020 and 2019 and the carrying value as of December 31, 2020 and 2019:

	As of December 31,
	2020				2019
	12% Second Amended Senior Secured Notes Components	Delayed Draw Term Note Components	Paycheck Protection Program Loan Components	Total Long-term Debt Components	12% Second Amended Senior Secured Notes Components
Principal amount of debt:
Principal amount of debt received on June 10, 2019	$20,000,000	$-	$-	$20,000,000	$20,000,000
Principal amount of debt received on June 14, 2019	48,000,000	-	-	48,000,000	48,000,000
Principal amount of debt received on August 27, 2019	3,000,000	-	-	3,000,000	3,000,000
Principal amount of debt received on March 26, 2020	-	6,913,865	-	6,913,865	-
Principal amount of debt received on April 6, 2020	-	-	5,702,725	5,702,725	-
Subtotal principal amount of debt	71,000,000	6,913,865	5,702,725	83,616,590	71,000,000
Add accrued interest	7,457,388	675,958	-	8,133,346	1,082,642
Less principal payment paid in Series J Preferred Stock (net of interest of $146,067)	(4,853,933)	-	-	(4,853,933)	(4,853,933)
Less principal payment paid in Series K Preferred Stock (net of interest of $71,495)	-	(3,295,505)	-	(3,295,505)	-
Less principal payments paid in cash	(17,307,364)	-	-	(17,307,364)	(17,307,364)
Principal amount of debt outstanding including accrued interest	56,296,091	4,294,318	5,702,725	66,293,134	49,921,345
Debt discount:
Placement fee to B. Riley FBR	(3,550,000)	(691,387)	-	(4,241,387)	(3,550,000)
Commitment fee (2% of unused commitment)	-	(101,723)	-	(101,723)	-
Success based fee to B. Riley FBR	(3,400,000)	-	-	(3,400,000)	(3,400,000)
Legal and other costs	(202,382)	(120,755)	-	(323,137)	(202,382)
Subtotal debt discount	(7,152,382)	(913,865)	-	(8,066,247)	(7,152,382)
Less amortization of debt discount	3,412,692	554,693	-	3,967,385	1,240,782
Unamortized debt discount	(3,739,690)	(359,172)	-	(4,098,862)	(5,911,600)
Carrying value at end of year	$52,556,401	$3,935,146	$5,702,725	$62,194,272	$44,009,745

Information for the years ended December 31, 2020 and 2019 with respect to interest expense related to long-term debt is provided below under the heading Interest Expense.

Interest Expense

The following table represents interest expense:

	Years Ended December 31,
	2020	2019
Amortization of debt discounts:
12% Convertible Debentures	$3,880,609	$3,304,893
12% Second Amended Senior Secured Notes	2,171,910	1,240,782
Term Note	554,693	-
Total amortization of debt discount	6,607,212	4,545,675
Accrued and noncash converted interest:
12% Convertible Debentures	2,116,281	1,831,130
12% Second Amended Senior Secured Notes	6,374,746	1,228,709
Term Note	747,453	-
Promissory Note	5,844	5,794
Total accrued and noncash converted interest	9,244,324	3,065,633
Cash paid interest:
12% Second Amended Senior Secured Notes	-	2,351,904
Promissory Note	-	983
Other	645,681	499,375
Total cash paid interest expense	645,681	2,852,262
Total interest expense	$16,497,217	$10,463,570